Summary of Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	Dec. 31, 2025
Land use-right [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line items]
Estimated useful lives	50 years
Patents [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line items]
Estimated useful lives	10 years